John L. Reizian

2nd Vice President and Associate General Counsel

The Lincoln National Life Insurance Company

350 Church Street

Hartford, Connecticut  06103-1106

Telephone: (860) 466-1539

Facsimile:  (860) 466-1778

John.Reizian@LFG.com

March 9, 2009                                                                                                                                                       VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0506

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592

Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164

Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585

Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410

Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412

Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338,

333-84370, 333-63940, 333-111137, 333-111128, 333-118478, 333-118477, 333-145090, 333-139960,

333-146507;  811-08557

Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882,

333-125792, 333-125991, 333-145235, 333-145239; 811-08579

Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790; 811-09241

Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482,

333-118481, 333-115883; 811-21028

Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No. 333-141782, 333-141788, 333-141789,

333-141785, 333-141790, 333-141779, 333-141767, 333-141771, 333-141775, 333-148917; 811-08559

LLANY Separate Account R for Flexible Premium Variable Life: File No. 333-141780, 333-141784, 333-141786,

333-141768, 333-141772, 333-141776; 811-08651

LLANY Separate Account S for Flexible Premium Variable Life: File No. 333-141777, 333-141773, 333-141769;

811-09257

Lincoln Life & Annuity Flexible Premium Variable Life Account Y: File No. 333-141781, 333-141783, 333-141787,

333-141770, 333-141774, 333-141778; 811-21029

CG Variable Life Insurance Separate Account I: File No. 033-84426; 811-08780

CG Variable Life Insurance Separate Account II: File No. 033-89238; 811-08970

Variable Life B of ING Life Insurance and Annuity Company: File No. 033-75248, 033-76004, 033-76018,

033-64277, 333-27337; 811-04536

Lincoln National Variable Annuity Fund A: File No. 002-26342, 002-25618; 811-01434

Lincoln National Variable Annuity Account C: 033-25990, 333-50817, 333-68842, 333-112927; 811-03214

Lincoln National Variable Annuity Account E: 033-26032; 811-04882

Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592,

333-63505, 333-135219; 811-05721

Lincoln National Variable Annuity Account L: 333-04999; 811-07645

Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-119165;

333-135039, 333-138190, 333-149434; 811-08517

Lincoln Life Variable Annuity Account Q: 333-43373; 811-05869

Lincoln Life Variable Annuity Account T: 333-32402, 333-73532; 811-09855

Lincoln Life Variable Annuity Account W: 333-52572, 333-52568, 333-64208; 811-10231

Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141758, 333-141761, 333-141754,

333-141763, 333-141766, 333-147675, 333-148207, 333-147710; 811-08441

Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785

Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760,

333-141765, 333-141762, 333-145531, 333-148208, 333-147673, 333-147711, 333-149449; 811-09763

First UNUM America Group VA I, VA II, VA III: 033-43763, 033-45845, 033-45850; 811-06455

UNUM America Group VA I, VA II, VA III: 033-47786, 033-45846, 033-45851; 811-05803

Commissioners: As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information (“Annual Report”) for the period ending December 31, 2008; for each of the management investment companies (the “Underlying Funds”) issuing securities held by the Account.  We understand that the Underlying Funds have filed or will file their Annual Reports with the Commission under separate cover.  If you have questions or comments, please contact me at (860) 466-1778.

Very truly yours,

/s/ John L. Reizian

John L. Reizian
2nd Vice President and Associate General Counsel